Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies
Exchange-Traded Funds — 98.7%
iShares iBoxx $ Investment Grade Corporate
Bond ETF(a)(b)	9,736,077	$1,243,881,197
Total Investment Companies — 98.7%
(Cost: $1,289,386,896)		1,243,881,197

Short-Term Investments
Money Market Funds — 45.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares,
0.08%(a)(c)(d)	556,111,556	556,278,390
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(a)(c)	14,310,000	14,310,000
		570,588,390
Total Short-Term Investments — 45.3%
(Cost: $570,588,390)		570,588,390
Total Investments in Securities — 144.0%
(Cost: $1,859,975,286)		1,814,469,587
Other Assets, Less Liabilities — (44.0)%		(554,402,726)

Net Assets — 100.0%		$1,260,066,861

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	10/31/21	at Cost		from Sales	Gain (Loss)	(Depreciation)	01/31/22	01/31/22	Income		Funds
BlackRock Cash Funds: Institu-
tional, SL Agency Shares	$322,620,459	$233,727,805	(a)	$—	$(69,874)	$—	$556,278,390	556,111,556	$507,313	(b)	$—
BlackRock Cash Funds: Treasury,
SL Agency Shares	7,390,000	6,920,000	(a)	—	—	—	14,310,000	14,310,000	238		—
iShares iBoxx $ Investment Grade
Corporate Bond ETF	709,029,875	612,089,709		(30,130,293)	422,412	(47,530,506)	1,243,881,197	9,736,077	4,710,714		—
					$352,538	$(47,530,506)	$1,814,469,587		$5,218,265		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.23%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/22	$(57,770)	$189,722	$686	$189,036
2.38%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	01/12/23	(14,338)	(208,231)	(214,148)	5,917
0.89%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/14/24	(17,110)	85,413	79	85,334
0.88%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/15/24	(36,690)	449,123	281	448,842
1.13%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/12/25	(28,389)	154,990	223	154,767

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2022

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
2.46%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	01/13/25	$(29,448)	$(810,648)	$(1,660,229)	$849,581
0.35%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/22/25	(36,500)	1,615,691	19,195	1,596,496
0.40%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/25	(70,900)	3,085,676	550,050	2,535,626
0.93%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	05/17/26	(1,000)	29,999	8	29,991
0.93%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	05/17/26	(17,100)	513,689	(5,974)	519,663
0.86%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	08/23/26	(4,420)	156,765	37	156,728
0.87%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/01/26	(7,500)	195,357	64	195,293
1.01%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/29/26	(950)	19,236	8	19,228
0.98%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/10/26	(3,512)	75,588	31	75,557
1.32%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	11/23/26	(1,000)	16,548	9	16,539
1.00%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/07/26	(8,100)	170,463	77	170,386
1.06%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/15/26	(29,360)	537,415	280	537,135
1.09%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/17/26	(70,200)	1,200,267	671	1,199,596
1.50%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/20/27	(32,520)	(71,979)	317	(72,296)
0.49%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/22/27	(65,232)	4,385,302	810,216	3,575,086
1.08%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	08/19/28	(2,350)	102,229	4,203	98,026
3.25%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/18/28	(34,860)	(3,249,713)	(5,118,649)	1,868,936
1.19%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/20/28	(38,300)	822,901	476	822,425
1.23%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/22/28	(1,460)	27,558	18	27,540
1.15%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/15/28	(27,500)	675,721	369	675,352
1.19%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/30/28	(5,590)	123,458	75	123,383
1.21%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/04/29	(1,600)	33,286	22	33,264
1.33%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/06/29	(12,000)	162,019	162	161,857
1.43%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/29	(11,385)	72,808	154	72,654
1.46%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/13/29	(23,194)	113,012	314	112,698
1.56%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/21/29	(5,000)	(11,058)	68	(11,126)
1.59%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/28/29	(11,840)	(50,446)	161	(50,607)
0.77%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	04/01/30	(18,514)	1,505,522	(134,283)	1,639,805
0.78%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/30	(27,400)	2,398,193	440	2,397,753
1.22%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	02/12/31	(25,180)	1,369,888	867,795	502,093
1.63%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	05/25/31	(18,080)	382,774	(145,235)	528,009
1.03%	Annual	1-Day SOFR, 0.05%	Annual	N/A	08/23/31	(1,000)	50,530	15	50,515
1.28%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	08/23/31	(5,000)	267,068	77	266,991
1.37%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/22/31	(10,460)	477,307	162	477,145
1.43%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/28/31	(7,000)	106,424	111	106,313
1.44%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/17/31	(10,700)	147,421	170	147,251
1.24%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/15/31	(18,300)	597,137	311	596,826
1.28%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/17/31	(29,900)	879,747	508	879,239
1.68%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/20/32	(17,720)	(128,273)	304	(128,577)
0.91%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/25/35	(26,000)	3,339,116	129,182	3,209,934
1.59%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/14/36	(3,200)	159,367	62	159,305
1.44%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/05/36	(3,600)	117,380	71	117,309
1.46%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/29/36	(8,360)	243,387	165	243,222
2.34%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	12/08/36	(16,846)	(801,236)	(1,474,281)	673,045
1.35%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/15/36	(20,000)	888,726	422	888,304
1.34%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/21/36	(15,000)	701,700	299	701,401
1.63%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/14/37	(7,130)	54,234	151	54,083
1.11%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/40	(21,700)	3,127,512	1,225,555	1,901,957
2.03%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	05/17/41	(14,180)	(48,060)	(529,534)	481,474
1.57%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	08/23/41	(17,970)	1,300,356	37,913	1,262,443
1.41%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/15/41	(11,600)	602,175	323	601,852
1.48%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/30/41	(11,890)	471,009	332	470,677
1.67%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/42	(8,280)	56,596	231	56,365
1.79%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/20/42	(6,743)	(89,491)	189	(89,680)
1.78%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/28/42	(8,610)	(93,725)	241	(93,966)
0.86%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	03/30/45	(23,747)	5,162,558	1,161,754	4,000,804
1.16%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/45	(23,700)	3,864,207	3,861,823	2,384
1.61%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	08/23/46	(610)	47,123	4,289	42,834
1.58%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/01/46	(3,000)	69,614	82	69,532

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2022

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.67%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/12/46	$(1,400)	$8,121	$39	$8,082
1.40%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/15/46	(7,000)	420,773	226	420,547
1.45%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/17/46	(34,500)	1,780,728	1,115	1,779,613
1.67%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/13/47	(16,370)	106,876	530	106,346
1.06%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/18/50	(18,755)	3,870,205	451,542	3,418,663
1.18%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/19/50	(18,750)	3,345,625	2,441,386	904,239
2.08%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	05/17/51	(5,900)	(156,538)	(25,655)	(130,883)
1.63%	Semi-annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/16/51	(2,500)	194,573	76	194,497
1.52%	Annual	1-Day SOFR, 0.05%	Annual	N/A	09/29/51	(4,900)	175,185	150	175,035
1.55%	Annual	1-Day SOFR, 0.05%	Annual	N/A	10/20/51	(8,600)	247,403	(2,638)	250,041
1.29%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/07/51	(3,700)	338,809	132	338,677
1.38%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/15/51	(19,300)	1,332,092	688	1,331,404
1.46%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/04/52	(1,815)	89,631	65	89,566
1.59%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/06/52	(3,920)	78,526	140	78,386
1.64%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/52	(2,250)	18,692	80	18,612
1.64%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/14/52	(1,933)	14,866	69	14,797
1.74%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/20/52	(6,875)	(115,875)	246	(116,121)
1.70%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/21/52	(2,231)	(13,553)	80	(13,633)
							$49,574,586	$2,267,169	$47,307,417

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,243,881,197	$—	$—	$1,243,881,197
Money Market Funds	570,588,390	—	—	570,588,390
	$1,814,469,587	$—	$—	$1,814,469,587
Derivative financial instruments(a)
Assets
Swaps	$—	$48,014,306	$—	$48,014,306
Liabilities
Swaps	—	(706,889)	—	(706,889)
	$—	$47,307,417	$—	$47,307,417

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2022

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

4